Acquisition of Barkerville Gold Mines Ltd (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detail information about acquisition of Barkerville Gold Mines Ltd [Table Text Block]
Consideration paid		$

Issuance of 13,560,832 common shares		160,564
Fair value of 183,625,585 Barkerville common shares already held		77,123
Fair value of 1,005,478 Barkerville replacement share options issued		1,912
Fair value of 10,000,000 warrants of Barkerville already held by Osisko and cancelled		589
Osisko's transaction costs		1,513
		241,700

Net assets acquired	$

Cash and cash equivalents		8,312
Other current assets		4,565
Reclamation deposits		5,361
Plant and equipment		13,968
Mineral properties		247,054
Accounts payable and accrued liabilities		(16,320)
Provision and other liabilities		(21,239)
		241,700